Analysis of segment statement of financial position by business type (Tables)	12 Months Ended
Dec. 31, 2018
Asia
Disclosure of operating segments [line items]
Schedule of segment statement of financial position by business type

									31 Dec
		31 Dec 2018 £m							2017 £m
		Insurance
			Unit-linked
		With-profits	assets and	Other		Asset
	Note	business*	liabilities	business	Total	management	Eliminations	Total	Total
Assets
Goodwill		—	—	251	251	247	—	498	305
Deferred acquisition costs and other intangible assets		56	—	2,870	2,926	11	—	2,937	2,540
Property, plant and equipment		90	—	34	124	5	—	129	125
Reinsurers’ share of insurance contract liabilities		63	—	2,714	2,777	—	—	2,777	1,960
Deferred tax assets		—	1	108	109	10	—	119	112
Current tax recoverable		—	2	23	25	1	—	26	58
Accrued investment income		254	51	327	632	32	—	664	595
Other debtors		1,676	730	535	2,941	77	(40)	2,978	2,675
Investment properties		—	—	5	5	—	—	5	5
Investment in joint ventures and associates accounted for using the equity method		—	—	827	827	164	—	991	912
Loans	C3.3	792	—	585	1,377	—	—	1,377	1,317
Equity securities and portfolio holdings in unit trusts		17,165	12,804	2,146	32,115	35	—	32,150	29,976
Debt securities	C3.2	27,204	3,981	14,583	45,768	71	—	45,839	40,982
Derivative assets		201	4	91	296	—	—	296	113
Deposits		250	455	458	1,163	61	—	1,224	1,291
Cash and cash equivalents		870	326	874	2,070	119	—	2,189	1,934
Total assets		48,621	18,354	26,431	93,406	833	(40)	94,199	84,900
Total equity		—	—	5,868	5,868	560	—	6,428	5,926
Liabilities
Insurance contract liabilities		40,389	15,876	16,084	72,349	—	—	72,349	63,468
Investment contract liabilities with discretionary participation features	C4.1 ( b )	375	—	—	375	—	—	375	337
Investment contract liabilities without discretionary participation features	C4.1 ( b )	—	492	—	492	—	—	492	328
Unallocated surplus of with-profits funds		2,511	—	—	2,511	—	—	2,511	3,474
Operational borrowings attributable to shareholder-financed businesses		—	50	11	61	—	—	61	50
Borrowings attributable to with-profits businesses		19	—	—	19	—	—	19	10
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		1,242	1,024	351	2,617	—	—	2,617	3,631
Deferred tax liabilities		812	21	422	1,255	2	—	1,257	1,152
Current tax liabilities		27	—	93	120	13	—	133	122
Accruals, deferred income and other liabilities		3,138	889	3,475	7,502	179	(40)	7,641	6,069
Provisions		57	—	115	172	79	—	251	254
Derivative liabilities		51	2	12	65	—	—	65	79
Total liabilities		48,621	18,354	20,563	87,538	273	(40)	87,771	78,974
Total equity and liabilities		48,621	18,354	26,431	93,406	833	(40)	94,199	84,900

*The statement of financial position for with-profits business comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. Assets and liabilities of other participating business are included in the column for 'Other business'.

US
Disclosure of operating segments [line items]
Schedule of segment statement of financial position by business type

								31 Dec
		31 Dec 2018 £m						2017 £m
		Insurance
		Variable annuity	Fixed
		separate account	annuity,
		assets and	GICs and other		Asset
	Note	liabilities	business	Total	management	Eliminations	Total	Total
Assets
Goodwill		—	—	—	—	—	—	—
Deferred acquisition costs and other intangible assets		—	8,747	8,747	—	—	8,747	8,219
Property, plant and equipment		—	243	243	3	—	246	214
Reinsurers’ share of insurance contract liabilities		—	6,662	6,662	—	—	6,662	6,424
Deferred tax assets		—	2,271	2,271	24	—	2,295	2,300
Current tax recoverable		—	309	309	2	—	311	298
Accrued investment income		—	493	493	5	—	498	492
Other debtors		—	230	230	76	(68)	238	248
Investment properties		—	6	6	—	—	6	5
Loans	C3.3	—	11,066	11,066	—	—	11,066	9,630
Equity securities and portfolio holdings in unit trusts		128,220	433	128,653	4	—	128,657	130,630
Debt securities	C3.2	—	41,594	41,594	—	—	41,594	35,378
Derivative assets		—	574	574	—	—	574	1,611
Other investments		—	926	926	1	—	927	848
Deposits		—	—	—	92	—	92	43
Cash and cash equivalents		—	2,976	2,976	29	—	3,005	1,658
Total assets		128,220	76,530	204,750	236	(68)	204,918	197,998
Total equity		—	5,584	5,584	40	—	5,624	5,248
Liabilities
Insurance contract liabilities		128,220	54,212	182,432	—	—	182,432	177,728
Investment contract liabilities without discretionary participation features	C4.1 ( c )	—	3,168	3,168	—	—	3,168	2,996
Core structural borrowings of shareholder-financed businesses		—	196	196	—	—	196	184
Operational borrowings attributable to shareholder-financed businesses		—	328	328	—	—	328	508
Obligations under funding, securities lending and sale and repurchase agreements		—	5,765	5,765	—	—	5,765	4,304
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		—	—	—	—	—	—	—
Deferred tax liabilities		—	1,688	1,688	—	—	1,688	1,845
Current tax liabilities		—	114	114	1	—	115	47
Accruals, deferred income and other liabilities		—	5,197	5,197	195	(68)	5,324	5,109
Provisions		—	23	23	—	—	23	24
Derivative liabilities		—	255	255	—	—	255	5
Total liabilities		128,220	70,946	199,166	196	(68)	199,294	192,750
Total equity and liabilities		128,220	76,530	204,750	236	(68)	204,918	197,998

UK and Europe
Disclosure of operating segments [line items]
Schedule of segment statement of financial position by business type

									31 Dec
		31 Dec 2018 £m							2017 £m
		Insurance
			Other funds and
			subsidiaries
				Annuity
				and
			Unit-linked	other
		With-profits	assets and	long-term		Asset
	Note	business*	liabilities	business	Total	Management	Eliminations	Total	Total
Assets
Goodwill		206	—	—	206	1,153	—	1,359	1,177
Deferred acquisition costs and other intangible assets		83	—	94	177	18	—	195	210
Property, plant and equipment		895	—	39	934	97	—	1,031	447
Reinsurers' share of insurance contract liabilities		1,131	115	1,566	2,812	—	—	2,812	2,521
Deferred tax assets		61	—	45	106	20	—	126	157
Current tax recoverable		58	6	174	238	6	—	244	244
Accrued investment income		1,010	116	378	1,504	7	—	1,511	1,558
Other debtors		2,102	575	641	3,318	1,011	(140)	4,189	3,118
Investment properties		15,635	618	1,661	17,914	—	—	17,914	16,487
Investment in joint ventures and associates accounted for using the equity method		705	—	—	705	37	—	742	504
Loans	C3.3	3,853	—	1,714	5,567	—	—	5,567	5,986
Equity securities and portfolio holdings in unit trusts		41,090	12,477	20	53,587	223	—	53,810	62,670
Debt securities	C3.2	53,798	10,512	21,646	85,956	—	—	85,956	92,707
Derivative assets		1,957	1	555	2,513	—	—	2,513	2,954
Other investments		5,573	10	1	5,584	1	—	5,585	4,774
Deposits		8,530	1,101	689	10,320	—	—	10,320	9,540
Assets held for sale		10	—	10,568	10,578	—	—	10,578	38
Cash and cash equivalents		3,520	190	688	4,398	351	—	4,749	5,808
Total assets		140,217	25,721	40,479	206,417	2,924	(140)	209,201	210,900
Total equity		—	—	6,540	6,540	2,160	—	8,700	8,245
Liabilities
Insurance contract liabilities	C4.1(d)	43,775	5,219	19,963	68,957	—	—	68,957	88,180
Investment contract liabilities with discretionary participation features	C4.1(d)	67,018	—	20	67,038	—	—	67,038	62,340
Investment contract liabilities without discretionary participation features	C4.1(d)	2	15,498	60	15,560	—	—	15,560	17,069
Unallocated surplus of with-profits funds		13,334	—	—	13,334	—	—	13,334	13,477
Operational borrowings attributable to shareholder-financed businesses		—	4	102	106	—	—	106	148
Borrowings attributable to with-profits businesses		3,921	—	—	3,921	—	—	3,921	3,706
Obligations under funding, securities lending and sale and repurchase agreements		999	—	225	1,224	—	—	1,224	1,358
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		4,349	4,643	21	9,013	—	—	9,013	5,243
Deferred tax liabilities		892	—	147	1,039	22	—	1,061	1,703
Current tax liabilities		29	—	269	298	28	—	326	377
Accruals deferred income and other liabilities		4,601	354	1,141	6,096	486	(140)	6,442	6,609
Provisions		32	—	484	516	227	—	743	784
Derivative liabilities		1,265	3	939	2,207	1	—	2,208	1,661
Liabilities held for sale		—	—	10,568	10,568	—	—	10,568	—
Total liabilities		140,217	25,721	33,939	199,877	764	(140)	200,501	202,655
Total equity and liabilities		140,217	25,721	40,479	206,417	2,924	(140)	209,201	210,900

*Includes the Scottish Amicable Insurance Fund which, at 31 December 2018, had total assets and liabilities of £4,844 million (2017: £5,768 million). The PAC with-profits sub-fund (WPSF) mainly contains with-profits business but it also contains some non-profit business (unit-linked, term assurances and annuities). The UK with-profits fund includes £9.5 billion (2017: £10.6 billion) of non-profits annuities liabilities.